Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
(7)	STOCK-BASED COMPENSATION

During the three and six months ended June 30, 2015, we recognized $12.4 million and $14.2 million, respectively, in stock-based compensation expense which was allocated to costs of goods sold, selling, general and administrative expenses and research and development expenses. We recognized a tax benefit of $3.3 million and $3.8 million for the three and six months ended June 30, 2015, respectively.

During the three and six months ended June 30, 2014, we recognized $2.0 million and $3.8 million, respectively, in stock-based compensation expense which was allocated to cost of goods sold, selling, general and administrative expenses, and research and development expenses. We recognized a tax benefit of $0.7 million and $1.3 million for the three and six months ended June 30, 2014, respectively.

Included in the $12.4 million of stock compensation expense recorded during the three months ended June 30, 2015 was $8.2 million of stock-based compensation expense attributable to the accelerated vesting of all issued and outstanding stock options issued under the Axalta Coating Systems Bermuda Co., Ltd. 2013 Equity Incentive Plan (the “2013 Plan”) as a result of a change in control (the “Change in Control”) in April 2015 when Carlyle’s interest in Axalta decreased below 50%, which triggered a liquidity event as defined in the 2013 Plan.

Description of Equity Incentive Plans

In 2013, Axalta’s Board of Directors approved the 2013 Plan which reserved an aggregate of 19,839,143 common shares of the Company for issuance to employees, directors and consultants. The 2013 Plan provided for the issuance of stock options, restricted stock or other stock-based awards. No further awards may be granted pursuant to the 2013 Plan.

In 2014, Axalta’s Board of Directors approved the Axalta Coating Systems Ltd. 2014 Incentive Award Plan (the “2014 Plan”) which reserved an aggregate 11,830,000 common shares of the Company for issuance to employees, directors and consultants. The 2014 Plan provides for the issuance of stock options, restricted stock and other stock-based awards. All awards granted pursuant to the 2014 Plan must be authorized by the Board of Directors of Axalta or a designated committee thereof. Our Board of Directors has generally delegated responsibility for administering the 2014 Plan to our Compensation Committee. Since the adoption of the 2014 Plan, no new awards may be made under the 2013 Plan.

The terms of the awards may vary with each grant and are determined by the Compensation Committee within the guidelines of the 2013 and 2014 Plans. Options granted under the 2013 Plan in 2013 and 2014 were assigned a 4.4 to 5 year vesting period; however, vesting was accelerated as a result of the Change in Control. In 2013, we granted approximately 16.3 million non-qualified, service-based stock options to certain employees and directors under the 2013 Plan, with strike prices of $5.92, $8.88 and $11.84 per share. During 2014, we granted approximately 1.6 million non-qualified, service-based stock options to certain employees and directors under the 2013 Plan with strike prices of $5.92, $7.21, $8.88 and $11.84 per share.

In 2015, we granted 1.2 million non-qualified, service-based stock options to certain employees and directors under the 2014 Plan with strike prices between $25.49 and $34.80 per share. Options granted vest ratably over three years and have a life of no more than ten years. We also granted 1.0 million shares of restricted stock awards and 0.7 million restricted stock units at fair values between $25.49 and $34.80.

Stock Options

The Black-Scholes option pricing model is used to estimate fair values of the options as of the date of the grant. The weighted average fair value of options granted in 2015, 2014 and 2013 was $8.24, $1.92 and $1.38 per share, respectively. Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2015 Grants	2014 Grants	2013 Grants
Expected Term	6.00 years	7.81 years	7.81 years
Volatility	22.24%	28.28%	28.61%
Dividend Yield	—	—	—
Discount Rate	1.79%	2.21%	2.13%

For the 2015 grants, the market value of the stock is the closing price of the stock on the date of grant. The market value of the stock for the 2014 grants was estimated using a contemporaneous valuation consistent with the American Institute of Certified Public Accountants Practice Aid, “Valuation of Privately Held Company Equity Securities Issued as Compensation”. For the 2013 grants, the market value of the stock was based upon the Acquisition transaction since our common shares were not publicly traded at the time of grant and there had been no significant changes in operations since the closing date of the transaction.

To estimate the expected stock option term for the $5.92 per share and $7.21 per share tranches of stock options referred to above, we used the simplified method as the options were granted at fair value and we, as a privately held company at the grant dates, had no exercise history. Based upon this simplified method, the $5.92 per share and $7.21 per share stock options had an expected term of 6.5 years. The strike price for the $8.88 per share and $11.84 per share tranches of options exceeded fair value at the grant date which required the use of an estimate of an implicitly longer holding period, resulting in the term of 8.25 years.

The expected term for the 2015 grants was also determined using the simplified method and resulted in an expected term of 6.0 years.

We do not anticipate paying cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero. Volatility for option grants is based upon our peer group due to the limited trading history of our common shares in public markets. The discount rate was derived from the U.S. Treasury yield curve.

The exercise price and market value per share amounts presented above were as of the date the stock options were granted.

A summary of stock option award activity as of and for the six months ended June 30, 2015, is presented below:

	Awards/Units (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2015	17.1	$9.38
Granted	1.2	$31.91
Exercised	(5.0)	$9.45
Forfeited	—	$—

Outstanding at June 30, 2015	13.3	$11.34

Vested and expected to vest at June 30, 2015	13.3	$11.34	$289.5	8.26
Exercisable at June 30, 2015	12.1	$9.35	$288.1	8.11

Cash received by the company upon exercise of options in 2015 was $45.2 million. The expected tax benefits related to these exercises during the three and six months ended June 30, 2015 are $39.1 million and $39.8 million, respectively. The Company may settle option exercises by issuing new shares, treasury shares or shares purchased on the open market.

Compensation cost is recorded net of forfeitures. The forfeiture rate assumption is the estimated annual rate at which unvested awards are expected to be forfeited during the vesting period. Periodically, management will assess whether it is necessary to adjust the estimated rate to reflect changes in actual forfeitures or changes in expectations. At June 30, 2015, the Company has estimated its annual forfeiture rate at 0% due to its limited history and expectations of forfeitures.

At June 30, 2015, there was $8.8 million of unrecognized compensation cost relating to outstanding unvested stock options expected to be recognized over the weighted average period of 2.9 years. Compensation expense is recognized for the fair values of the stock options over the requisite service period of the awards using the graded-vesting attribution method.

Restricted Stock Awards and Restricted Stock Units

During the six months ended June 30, 2015, we issued 1.7 million shares of restricted stock awards and restricted stock units with an average grant price of $32.33 per share. A portion of these awards vest ratably over three years. Other awards granted to certain members of management cliff vest over two and three year periods.

A summary of restricted stock and restricted stock unit award activity as of June 30, 2015 is presented below:

	Awards (millions)	Weighted-Average Fair Value
Outstanding at January 1, 2015	—	$—
Granted	1.7	$32.33
Vested	—	$—
Forfeited	—	$—

Outstanding at June 30, 2015	1.7	$32.33

Compensation cost is recorded net of forfeitures. The forfeiture rate assumption is the estimated annual rate at which unvested awards are expected to be forfeited during the vesting period. Periodically, management will assess whether it is necessary to adjust the estimated rate to reflect changes in actual forfeitures or changes in expectations. At June 30, 2015, the Company has estimated its annual forfeiture rate at 0% due to its limited history and expectations of forfeitures.

At June 30, 2015, there was $49.9 million of unamortized expense relating to unvested restricted stock and restricted stock units that is expected to be amortized over a weighted average period of 2.9 years. Compensation expense is recognized for the fair values of the awards over the requisite service period of the awards using the graded-vesting attribution method.

(11)	STOCK-BASED COMPENSATION

Successor period

During the years ended December 31, 2014 and 2013, we recognized $8.0 million and $7.4 million, respectively, in stock-based compensation expense which was allocated to costs of goods sold, selling, general and administrative expenses, and research and development expenses. We, with respect to stock-based compensation, recognized a tax benefit of $2.8 million and $2.6 million for the years ended December 31, 2014 and 2013, respectively.

Description of Equity Incentive Plan

In 2013, Axalta’s Board of Directors approved the Axalta Coating Systems Bermuda Co., Ltd. 2013 Equity Incentive Plan (the “2013 Plan”) which reserved an aggregate of 19,839,143 common shares of the Company for issuance to employees, directors and consultants. The 2013 Plan provides for the issuance of stock options, restricted stock or other stock-based awards. Options and restricted shares granted pursuant to the equity incentive plan must be authorized by the Board of Directors of Axalta or a designated committee thereof.

In 2014, Axalta’s Board of Directors approved the Axalta Coating Systems Ltd. 2014 Incentive Award Plan (the “2014” Plan) which reserved an aggregate 11,830,000 shares of common stock of the Company for issuance to employees, directors and consultants. The 2014 Plan provides for the issuance of stock options, restricted stock or other stock-based awards. Options and restricted shares granted pursuant to the equity incentive plan must be authorized by the Board of Directors of Axalta or a designated committee thereof. No awards have been granted under the 2014 Plan.

The terms of the options may vary with each grant and are determined by the Compensation Committee within the guidelines of the equity incentive plan. Options currently vest over 4.4 to 5 years, and vesting of a portion of the options could accelerate in the event of certain changes in control. Option life cannot exceed ten years. In 2013, we granted approximately 4.1 million, 5.7 million and 6.4 million in non-qualified stock options to certain employees with strike prices of $5.92, $8.88 and $11.84 (per share), respectively. During 2014, we granted 1.6 million non-qualified service-based stock options to certain employees and directors with strike prices of $5.92, $7.21, $8.88 and $11.84 per share.

Stock Options

The Black-Scholes option pricing model was used to estimate fair values of the options as of the date of the grant. The weighted average fair value of options granted in 2014 and 2013 was $1.92 and $1.38 per share, respectively. Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2014 Grants	2013 Grants
Expected Term	7.81 years	7.81 years
Volatility	28.28%	28.61%
Dividend Yield	—	—
Discount Rate	2.21%	2.13%

For the 2014 stock awards, we estimated the per share fair value of our common stock using a contemporaneous valuation consistent with the American Institute of Certified Public Accountants Practice Aid, “Valuation of Privately-Held Company Equity Securities Issued as Compensation” (the “Practice Aid”). In conducting this valuation, we considered all objective and subjective factors that we believed to be relevant, including our best estimate of our business condition, prospects and operating performance. Within this contemporaneous valuation, a range of factors, assumptions and methodologies were used. The significant factors included:

•	the fact that we were a private company with illiquid securities;

•	our historical operating results;

•	our discounted future cash flows, based on our projected operating results;

•	valuations of comparable public companies; and

•	the risk involved in the investment, as related to earnings stability, capital structure, competition and market potential.

For the contemporaneous valuation of our common stock, management estimated, as of the issuance date, our enterprise value on a continuing operations basis, using the income and market approaches, as described in the Practice Aid. The income approach utilized the discounted cash flow (“DCF”) methodology based on our financial forecasts and projections, as detailed below. The market approach utilized the Guideline Public Company and Guideline Transactions methods, as detailed below.

For the DCF methodology, we prepared annual projections of future cash flows through 2018. Beyond 2018, projected cash flows through the terminal year were projected at long-term sustainable growth rates consistent with long-term inflationary and industry expectations. Our projections of future cash flows were based on our estimated net debt-free cash flows and were discounted to the valuation date using a weighted-average cost of capital estimated based on market participant assumptions.

For the Guideline Public Company and Guideline Transactions methods, we identified a group of comparable public companies and recent transactions within the chemicals industry. For the comparable companies, we estimated market multiples based on trading prices and trailing 12 months EBITDA. These multiples were then applied to our trailing 12 months EBITDA. When selecting comparable companies, consideration was given to industry similarity, their specific products offered, financial data availability and capital structure.

For the comparable transactions, we estimated market multiples based on prices paid for the related transactions and trailing 12 months EBITDA. These multiples were then applied to our trailing 12 months EBITDA. The results of the market approaches corroborated the fair value determined using the income approach.

For the 2013 grants, the market value of the stock was estimated based upon the Acquisition transaction since the Company was not publicly traded at that time and there had been no significant changes in operations since the closing date of February 1, 2013.

To estimate the expected stock option term for the $5.92 and $7.21 stock options referred to above, we used the simplified method as the options were granted at fair value and Axalta, a privately-held company, had no exercise history. Based upon this simplified method the $5.92 and $7.21 per share stock options have an expected term of 6.5 years. The strike price for the $8.88 per share and $11.84 per share tranches of options exceeded fair value at the grant date which required the use of an estimate of an implicitly longer holding period, resulting in the term of 8.25 years.

We do not anticipate paying cash dividends in the foreseeable future and, therefore, use an expected dividend yield of zero. Volatility for outstanding grants is based upon the peer group since the Company was privately-held at the date of grant. The discount rate was derived from the U.S. Treasury yield curve.

The exercise price and market value per share amounts presented above were as of the date the stock options were granted.

A summary of stock option award activity as of December 31, 2014 and changes during the year then ended, is presented below:

	Awards (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2014	16.2	$9.32
Granted	1.6	$9.62
Exercised	(0.4)	$8.03
Forfeited	(0.3)	$9.32

Outstanding at December 31, 2014	17.1	$9.38

Vested and expected to vest at December 31, 2014	17.1	$9.38	$284.5	8.58
Exercisable at December 31, 2014	2.9	$9.49	$47.6	8.44

Cash received by the company upon exercise of options in 2014 was $3.0 million. The tax benefit related to these exercises is immaterial. The Company may settle option exercises by issuing new shares, treasury shares or shares purchased on the open market. The intrinsic value of options exercised in 2014 was not material.

The fair value of shares vested during 2014 and 2013 was $4.5 million and $0.0 million, respectively.

Compensation cost is recorded net of forfeitures. The forfeiture rate assumption is the estimated annual rate at which unvested awards are expected to be forfeited during the vesting period. Periodically, management will assess whether it is necessary to adjust the estimated rate to reflect changes in actual forfeitures or changes in expectations. At December 31, 2014 and 2013, the Company has estimated its annual forfeiture rate at 0% due to its limited history and expectations of forfeitures.

At December 31, 2014, there was $9.7 million of unrecognized compensation cost relating to outstanding unvested stock options expected to be recognized over the weighted average period of 3.4 years. Compensation expense is recognized for the fair values of the stock options over the requisite service period of the awards using the graded-vesting attribution method.

Predecessor periods

DuPont maintained certain stock-based compensation plans for the benefit of certain of its officers, directors’ and employees, including, prior to the Acquisition, certain DPC employees. DPC recognized stock-based compensation within the combined statement of operations based upon fair values. The fair value of awards granted totaled $2.0 million for the Predecessor year ended December 31, 2012.

Total stock-based compensation expense included in the combined statement of operations was $0.1 million and $0.5 million for the Predecessor period from January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012, respectively.